Quarterly Holdings Report
for
Fidelity® Yield Enhanced Equity ETF
April 30, 2025
UEP-NPRT1-0625
1.9911155.101
Common Stocks - 101.6%
	Shares	Value ($)
UNITED STATES - 101.6%
Communication Services - 10.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc (a)	2,508	69,472
Verizon Communications Inc	923	40,667
		110,139
Entertainment - 2.4%
Electronic Arts Inc	102	14,799
Netflix Inc (a)(b)	143	161,836
Playtika Holding Corp	1,926	10,150
Walt Disney Co/The	1,042	94,770
		281,555
Interactive Media & Services - 6.4%
Alphabet Inc Class A (a)	1,471	233,595
Alphabet Inc Class C (a)	1,054	169,578
Meta Platforms Inc Class A (a)	613	336,537
		739,710
Media - 0.5%
Comcast Corp Class A (a)	1,808	61,834
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	209	51,612
TOTAL COMMUNICATION SERVICES		1,244,850

Consumer Discretionary - 12.1%
Automobiles - 1.7%
Ford Motor Co	5,289	52,943
General Motors Co	298	13,481
Tesla Inc (b)	486	137,130
		203,554
Broadline Retail - 4.2%
Amazon.com Inc (a)(b)	2,613	481,890
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	10	3,895
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (b)	541	65,959
DoorDash Inc Class A (b)	307	59,217
Expedia Group Inc Class A	234	36,722
Global Business Travel Group I Class A (b)	6,729	45,152
McDonald's Corp	145	46,349
Wendy's Co/The	371	4,637
		258,036
Household Durables - 0.8%
Garmin Ltd	339	63,349
M/I Homes Inc (b)	141	15,042
Meritage Homes Corp	223	15,195
Toll Brothers Inc	59	5,951
		99,537
Specialty Retail - 3.2%
Abercrombie & Fitch Co Class A (b)	255	17,702
Bath & Body Works Inc	771	23,523
Best Buy Co Inc	272	18,140
Carvana Co Class A (b)	296	72,328
Gap Inc/The	733	16,052
Home Depot Inc/The (a)	415	149,603
TJX Cos Inc/The	582	74,892
		372,240
TOTAL CONSUMER DISCRETIONARY		1,419,152

Consumer Staples - 5.0%
Beverages - 0.6%
Coca-Cola Co/The	131	9,504
Coca-Cola Consolidated Inc	9	12,202
Molson Coors Beverage Co Class B	375	21,574
Monster Beverage Corp (b)	192	11,543
PepsiCo Inc	136	18,439
		73,262
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	118	117,351
Walmart Inc	1,303	126,717
		244,068
Food Products - 0.1%
Tyson Foods Inc Class A	179	10,962
Household Products - 1.1%
Procter & Gamble Co/The	787	127,943
Tobacco - 1.1%
Philip Morris International Inc	773	132,461
TOTAL CONSUMER STAPLES		588,696

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy Inc	154	35,591
Chevron Corp	8	1,088
ConocoPhillips	657	58,552
EOG Resources Inc	517	57,041
Exxon Mobil Corp	1,471	155,382
Kinder Morgan Inc	1,177	30,955
Occidental Petroleum Corp	629	24,789
Williams Cos Inc/The	1,221	71,514
		434,912
Financials - 15.2%
Banks - 3.2%
Bank of America Corp (a)	2,138	85,263
JPMorgan Chase & Co (a)	808	197,654
Wells Fargo & Co	1,323	93,946
		376,863
Capital Markets - 3.5%
Charles Schwab Corp/The (a)	1,212	98,657
CME Group Inc Class A (a)	248	68,716
Goldman Sachs Group Inc/The	100	54,755
Morgan Stanley (a)	842	97,184
MSCI Inc	50	27,256
S&P Global Inc	85	42,504
T Rowe Price Group Inc	279	24,704
		413,776
Consumer Finance - 0.6%
American Express Co	183	48,753
Synchrony Financial	360	18,702
		67,455
Financial Services - 5.7%
Berkshire Hathaway Inc Class B (a)(b)	574	306,086
Fiserv Inc (b)	199	36,728
Mastercard Inc Class A (a)	300	164,418
PayPal Holdings Inc (a)(b)	971	63,931
Visa Inc Class A (a)	271	93,631
		664,794
Insurance - 1.9%
Allstate Corp/The	168	33,330
Globe Life Inc	154	18,994
Marsh & McLennan Cos Inc (a)	221	49,829
Progressive Corp/The (a)	364	102,553
The Travelers Companies, Inc.	53	13,999
		218,705
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Rithm Capital Corp	4,295	48,018
TOTAL FINANCIALS		1,789,611

Health Care - 10.9%
Biotechnology - 3.4%
AbbVie Inc (a)	767	149,642
Biogen Inc (b)	519	62,841
Exelixis Inc (a)(b)	988	38,680
Gilead Sciences Inc (a)	886	94,394
Incyte Corp (b)	908	56,895
		402,452
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	213	27,850
Becton Dickinson & Co (a)	336	69,582
Boston Scientific Corp (b)	139	14,299
		111,731
Health Care Providers & Services - 1.5%
Elevance Health Inc	165	69,396
Option Care Health Inc (b)	665	21,486
UnitedHealth Group Inc	217	89,282
		180,164
Health Care Technology - 0.6%
Doximity Inc Class A (b)	110	6,257
Veeva Systems Inc Class A (b)	268	62,629
		68,886
Life Sciences Tools & Services - 0.3%
Illumina Inc (b)	60	4,656
Thermo Fisher Scientific Inc	70	30,030
		34,686
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co (a)	1,388	69,678
Eli Lilly & Co (a)	168	151,024
Johnson & Johnson (a)	432	67,525
Merck & Co Inc (a)	1,286	109,567
Pfizer Inc (a)	3,556	86,802
		484,596
TOTAL HEALTH CARE		1,282,515

Industrials - 8.7%
Aerospace & Defense - 1.9%
GE Aerospace	260	52,400
Lockheed Martin Corp (a)	185	88,384
Northrop Grumman Corp (a)	108	52,542
RTX Corp	274	34,560
		227,886
Air Freight & Logistics - 0.4%
FedEx Corp	211	44,380
Building Products - 1.4%
Allegion plc	259	36,053
Johnson Controls International plc	404	33,896
Trane Technologies PLC (a)	233	89,311
		159,260
Commercial Services & Supplies - 0.8%
Cintas Corp	394	83,402
Rollins Inc	276	15,768
		99,170
Construction & Engineering - 0.5%
EMCOR Group Inc	58	23,241
Valmont Industries Inc	102	29,908
		53,149
Ground Transportation - 1.4%
CSX Corp (a)	2,314	64,954
Lyft Inc Class A (b)	3,978	49,327
Union Pacific Corp (a)	239	51,543
		165,824
Industrial Conglomerates - 0.1%
Honeywell International Inc	81	17,050
Machinery - 0.8%
Caterpillar Inc (a)	133	41,133
ESCO Technologies Inc	231	36,140
Mueller Water Products Inc Class A1	97	2,545
Oshkosh Corp	175	14,658
		94,476
Passenger Airlines - 0.0%
SkyWest Inc (b)	5	445
Professional Services - 1.2%
Automatic Data Processing Inc	186	55,912
Booz Allen Hamilton Holding Corp Class A	86	10,321
Leidos Holdings Inc (a)	475	69,911
Maximus Inc	62	4,151
		140,295
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	77	18,733
TOTAL INDUSTRIALS		1,020,668

Information Technology - 30.7%
Communications Equipment - 1.1%
Cisco Systems Inc (a)	1,356	78,282
Motorola Solutions Inc	127	55,929
		134,211
Electronic Equipment, Instruments & Components - 1.0%
Itron Inc (b)	583	64,882
Zebra Technologies Corp Class A (b)	221	55,321
		120,203
IT Services - 0.1%
Twilio Inc Class A (b)	65	6,286
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices Inc (b)	607	59,091
Applied Materials Inc	610	91,933
Broadcom Inc	1,426	274,463
Cirrus Logic Inc (b)	155	14,886
KLA Corp	73	51,296
Lam Research Corp	300	21,501
NVIDIA Corp (a)	6,710	730,854
QUALCOMM Inc (a)	693	102,883
		1,346,907
Software - 9.8%
Adobe Inc (a)(b)	273	102,370
Alarm.com Holdings Inc (b)	904	48,454
Clear Secure Inc Class A	7	172
DoubleVerify Holdings Inc (b)	80	1,061
Fortinet Inc (b)	784	81,348
Intuit Inc	23	14,432
Microsoft Corp (a)	1,729	683,405
RingCentral Inc Class A (b)	448	11,424
Salesforce Inc (a)	453	121,726
Servicenow Inc (b)	42	40,110
Teradata Corp (b)	483	10,385
Zoom Communications Inc Class A (b)	465	36,056
		1,150,943
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc (a)	3,996	849,150
TOTAL INFORMATION TECHNOLOGY		3,607,700

Materials - 1.3%
Chemicals - 0.8%
Balchem Corp	135	21,134
Ecolab Inc	310	77,944
		99,078
Construction Materials - 0.4%
CRH PLC	439	41,889
Metals & Mining - 0.1%
Newmont Corp	127	6,690
TOTAL MATERIALS		147,657

Real Estate - 2.4%
Health Care REITs - 0.5%
CareTrust REIT Inc	859	25,143
Ventas Inc	486	34,059
		59,202
Real Estate Management & Development - 0.2%
Compass Inc Class A (b)	3,034	23,422
Retail REITs - 0.1%
Brixmor Property Group Inc	287	7,149
Phillips Edison & Co Inc	304	10,549
		17,698
Specialized REITs - 1.6%
American Tower Corp	348	78,443
Crown Castle Inc	378	39,977
Gaming and Leisure Properties Inc	524	25,079
VICI Properties Inc	1,274	40,793
		184,292
TOTAL REAL ESTATE		284,614

Utilities - 1.0%
Electric Utilities - 0.6%
NextEra Energy Inc	838	56,046
Southern Co/The	190	17,459
		73,505
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	249	17,980
Multi-Utilities - 0.3%
Avista Corp	233	9,663
CMS Energy Corp	288	21,211
		30,874
TOTAL UTILITIES		122,359

TOTAL UNITED STATES		11,942,734
TOTAL COMMON STOCKS (Cost $11,628,869)		11,942,734

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $31,336)	4.33	31,330	31,336

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $11,660,205)	11,974,070
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(216,507)
NET ASSETS - 100.0%	11,757,563

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
CBOE Mini SPX Index	Chicago Board Options Exchange	53	2,951,623	550.00	05/02/25	(54,776)
CBOE Mini SPX Index	Chicago Board Options Exchange	51	2,840,241	558.00	05/09/25	(42,534)
CBOE Mini SPX Index	Chicago Board Options Exchange	51	2,840,241	554.00	05/16/25	(67,652)
CBOE Mini SPX Index	Chicago Board Options Exchange	51	2,840,241	550.00	05/23/25	(92,132)

						(257,094)
TOTAL WRITTEN OPTIONS						(257,094)

Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,657,782.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,825	426,535	484,024	1,128	-	-	31,336	31,330	0.0%
Total	88,825	426,535	484,024	1,128	-	-	31,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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